Overview and Summary of Significant Accounting Policies - Debt and Equity Issuance Costs (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 10, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Debt issuance costs			$ 7,945	$ 0	$ 2,389	$ 0
Recapitalization costs	$ 19,700	$ 27,500
Venture Linked Notes [Member]
Business Acquisition [Line Items]
Debt issuance costs			$ 7,900